General (Tables)	12 Months Ended
Mar. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Summary of Ordinary Shares Repurchased

The table below presents a summary of the ordinary shares repurchased by the Company and classified as treasury stock, as of May 31, 2016, in accordance with a 10b5-1 program:

Period	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of the Current Program	Dollar Value of Shares that May Yet Be Purchased Under the Program
March 17, 2016 - March 31, 2016	67,339	$140.30	67,339
April 1, 2016 - April 30, 2016	117,515	$141.46	184,854
May 1, 2016 - May 31, 2016	552,474	$134.86	737,328
Total	737,328	$136.41	737,328	$149,422